Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 17 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through May 15, 2026, the date of filing of this Quarterly Report on Form 10-Q, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements, other than the following:

On April 8, 2026, Dr. Michael Dent advanced $50,000 to the Company in the form of an interest-free undocumented advance.

On April 20, 2026, Dr. Michael Dent advanced $30,000 to the Company in the form of an interest-free undocumented advance.

On April 30, 2026, Dr. Michael Dent advanced $50,000 to the Company in the form of an interest-free undocumented advance.

On May 5, 2026, Dr. Michael Dent advanced $90,000 to the Company in the form of an interest-free undocumented advance.

On May 11, 2026, Dr. Michael Dent advanced $60,000 to the Company in the form of an interest-free undocumented advance.

On May 15, 2026, the Company received from the Buyer in the AHP Sale an extension related to the remaining IPO Share Consideration until November 15, 2026.

NOTE 19 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events through March 31, 2026, the date of filing of this Annual Report on Form 10-K, and determined that there have been no events that have occurred that would require adjustments to our disclosures in the consolidated financial statements, other than the following:

On January 14, 2026, the Company issued to Jason Bishara, one of its Directors, a convertible note with principal of $25,000, an interest rate of 12% per annum, and a maturity date of January 14, 2027. The note is convertible into shares of Company common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $25,000. In connection with the note, the Company also issued Mr. Bishara a five-year warrant to purchase 8,333 shares of Company common stock at an exercise price of $3.00 per share.

On January 14, 2026, the Company issued to an investor a convertible note with principal of $25,000, an interest rate of 12% per annum, and a maturity date of January 14, 2027. The note is convertible into shares of Company common stock at a fixed conversion price of $3.00 per share. The Company received net proceeds of $25,000. In connection with the note, the Company also issued the investor a five-year warrant to purchase 8,333 shares of Company common stock at an exercise price of $3.00 per share.

On January 22, 2026, the Company issued a convertible promissory note to an investor with a stated principal amount of $240,000, an interest rate of 12% per annum and maturity upon the earlier of (i) six months from the issue date or upon a US senior exchange listing. The note is convertible into shares of Company common stock at a fixed conversion price of $6.15 per share. The Company received net proceeds of $200,000 after original issue discount of $40,000. The note gives the holder a conversion right at a 20% discount to the market price of Company common stock only in the event of default. In connection with the note, the Company also issued the investor a five-year warrant to purchase 32,249 shares of Company common stock at an exercise price of $6.07 per share.

On January 27, 2026, the Company issued a promissory note to an investor with a stated principal amount of $151,800 and prepaid interest of $18,216 for total repayments of $170,016. The Company received net proceeds of $25,000 after original issue discount of $19,800 and fees of $7,000. The note does not bear interest in excess of the original issue discount and prepaid interest and matures on November 15, 2026. The Company is required to make an initial payment of $85,008 on July 15, 2026 and four monthly payments of $21,252 starting August 15, 2026 and ending on November 15, 2026. The note gives the holder a conversion right at a 35% discount to the market price of Company common stock only in the event of default.

On February 2, 2026, the Company refinanced all past outstanding notes with aggregate principal totaling $4,338,192, accrued interest totaling $737,180, undocumented advances totaling $339,840 and accrued compensation liabilities totaling $300,600 payable to Dr. Michael Dent or a trust controlled by Dr. Michael Dent (the “Prior Debt”) into a new consolidated Secured Convertible Promissory Note in the principal amount of $5,715,812 payable to a trust controlled by Dr. Michael Dent (the “February 2026 Dent Note”). The February 2026 Dent Note accrues interest at a rate of 12% per year and matures on February 2, 2029, at which time all outstanding principal and interest is due. The February 2026 Dent Note is convertible into shares of common stock at any time at the holder’s discretion at a conversion price of $4.25 per share, subject to adjustment in the event of a future offering by the Company at a price lower than the conversion price. In connection with the February 2026 Dent Note, the Prior Debt was extinguished and the holder agreed to waive any default on the Prior Debt.

On March 30, 2026, Dr. Michael Dent advanced $50,000 to the Company in the form of an interest-free undocumented advance.